Related Party Transactions and Commitments - Schedule of Components of The Related Party Receivables and Related Party Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
ASSETS
Accounts receivable	$ 0	$ 325
Notes receivable and accrued interest	0	756
Total related party receivables	0	1,081
Liabilities:
Accounts payable and accrued liabilities	0	1,674
Accrued interest	0	541
Convertible notes	0	10,000
Total related party liabilities	0	12,215
NET REVENUES	220,742	189,919
Warehousing and Fulfillment Services
Liabilities:
NET REVENUES	815	1,200
Storage and Bottling of Alcoholic Beverages
Liabilities:
NET REVENUES	65	649
Sales and Marketing Fees
Liabilities:
NET REVENUES	1,722	0
Concourse Warehouse Lease
Expenses
Expenses	344	1,393
Swanson Lease
Expenses
Expenses	605	703
ZR Waverly Lease
Expenses
Expenses	77	156
Bottling Costs
Expenses
Expenses	$ 0	$ 943